Expense Example (Invesco Balanced Risk Retirement Now Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Balanced Risk Retirement Now Fund
Example
Expense Example, By Year, Column [Text]	Class A
1 Year	$ 627
3 Years	991
5 Years	1,379
10 Years	2,462
Class A5, Invesco Balanced Risk Retirement Now Fund
Example
Expense Example, By Year, Column [Text]	Class A5
1 Year	627
3 Years	991
5 Years	1,379
10 Years	2,462
Class B, Invesco Balanced Risk Retirement Now Fund
Example
Expense Example, By Year, Column [Text]	Class B
1 Year	658
3 Years	996
5 Years	1,462
10 Years	2,616
Class C, Invesco Balanced Risk Retirement Now Fund
Example
Expense Example, By Year, Column [Text]	Class C
1 Year	258
3 Years	696
5 Years	1,262
10 Years	2,801
Class C5, Invesco Balanced Risk Retirement Now Fund
Example
Expense Example, By Year, Column [Text]	Class C5
1 Year	258
3 Years	696
5 Years	1,262
10 Years	2,801
Class R, Invesco Balanced Risk Retirement Now Fund
Example
Expense Example, By Year, Column [Text]	Class R
1 Year	107
3 Years	544
5 Years	1,007
10 Years	2,290
Class R5, Invesco Balanced Risk Retirement Now Fund
Example
Expense Example, By Year, Column [Text]	Class R5
1 Year	107
3 Years	544
5 Years	1,007
10 Years	2,290
Class Y, Invesco Balanced Risk Retirement Now Fund
Example
Expense Example, By Year, Column [Text]	Class Y
1 Year	56
3 Years	389
5 Years	746
10 Years	$ 1,750